Note 16 - Trade Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of detailed information about current trade receivables [text block]
	Year ended December 31,
	2018	2017
Current accounts	1,778,796	1,240,769
Receivables from related parties	25,105	51,676
	1,803,901	1,292,445
Allowance for doubtful accounts (see Note 22 (i))	(66,535)	(78,385)
	1,737,366	1,214,060

Disclosure if detailed information about the aging of trade receivables [text block]
			Past due
	Trade Receivables	Not Due	1 - 180 days	>180 days
At December 31, 2018
Guaranteed	286,250	254,743	30,884	623
Not guaranteed	1,517,651	1,180,788	260,675	76,188
Guaranteed and not guaranteed	1,803,901	1,435,531	291,559	76,811
Expected loss rate	0.07%	0.04%	0.17%	0.43%
Allowances for doubtful accounts	(1,396)	(564)	(510)	(322)
Nominative allowances for doubtful accounts	(65,139)	-	(1,436)	(63,703)
Net Value	1,737,366	1,434,967	289,613	12,786
			Past due
	Trade Receivables	Not Due	1 - 180 days	>180 days
At January 1, 2018
Guaranteed	247,079	219,764	22,978	4,337
Not guaranteed	1,045,366	841,737	115,245	88,384
Guaranteed and not guaranteed	1,292,445	1,061,501	138,223	92,721
Expected loss rate	0.08%	0.04%	0.17%	0.43%
Allowances for doubtful accounts	(1,075)	(447)	(252)	(376)
Nominative allowances for doubtful accounts	(77,310)	-	-	(77,310)
Net Value	1,214,060	1,061,054	137,971	15,035
Effect of adoption of new standard	(6,423)	-	-	(6,423)
Net Value after adoption of new standard	1,207,637	1,061,054	137,971	8,612